CONCENTRATIONS (Details) (Revenues, Major Customer)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item
Concentrations
Number of major customers	2	1
Concentration percent	81.00%	81.00%
Customer 1
Concentrations
Concentration percent	70.00%	58.00%
Customer 2
Concentrations
Concentration percent	10.00%